Non-Current Assets by Region	12 Months Ended
Dec. 31, 2022
Non-Current Assets by Region
Non-Current Assets by Region

(D.7) Non-Current Assets by Region

The table below shows non-current assets excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Non-Current Assets by Region

€ millions	2022	2021
Germany	5,897	5,305
Rest of EMEA	5,897	5,927
EMEA	11,794	11,232
United States	32,414	30,141
Rest of Americas	510	441
Americas	32,923	30,582
India	333	279
APJ	1,210	1,263
SAP Group	45,928	43,077

For a breakdown of our employee headcount by region, see Note (B.1), and for a breakdown of revenue by region, see Note (A.1).